Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Items Of Inventories
U.S. inventories at current cost	$ 302,465	$ 280,875
Foreign inventories at average cost	70,797	60,837
Inventory, Gross, Total	373,262	341,712
Less: Excess of current cost over LIFO cost for U.S. inventories	144,756	137,646
Inventories on consolidated balance sheets	228,506	204,066
Inventories (Textuals) [Abstract]
LIFO reserve, effect on income, net	7,100
Decrease in cost of goods sold from LIFO Inventory Liquidation		5,300	23,500
Decrease in LIFO expense from LIFO Inventory Liquidation		7,000	19,200
Increase in gross profit from LIFO Inventory Liquidation	$ 3,400	$ 12,300	$ 42,700